Insurance Net Investment Result - Summary of Other Investment Income Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	€ 825	€ 729	€ 550
Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	1,198	1,340	1,283
Dividend income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	1,174	1,317	1,257
Rental income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	25	23	26
Insurance Contracts With Direct Participating Features [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	785	816	845
Insurance Contracts With Direct Participating Features [Member] | Dividend income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	769	801	828
Insurance Contracts With Direct Participating Features [Member] | Rental income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	16	15	17
Insurance Contracts Without Direct Participating Features [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	10	10	11
Insurance Contracts Without Direct Participating Features [Member] | Dividend income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	11	12	12
Insurance Contracts Without Direct Participating Features [Member] | Rental income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	(1)	(2)	(2)
Investment Contracts With Direct Participating Features [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	403	514	427
Investment Contracts With Direct Participating Features [Member] | Dividend income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	394	504	417
Investment Contracts With Direct Participating Features [Member] | Rental income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	€ 10	€ 10	€ 11